SmartETFs Asia Pacific Dividend Builder ETF

Schedule of Investments

at March 31, 2022 (Unaudited)

Shares	Common Stocks: 99.1%	Value ($)
	Australia: 11.8%
6,881	Corporate Travel Management Ltd.	$122,331
3,007	JB Hi-Fi Ltd.	122,043
36,910	Metcash Ltd.	125,436
3,853	Sonic Healthcare Ltd.	102,330
		472,140
	China: 33.4%
156,000	China Construction Bank Corp. - H Shares	117,300
125,000	China Lilang Ltd.	60,154
67,000	China Medical System Holdings	105,547
14,000	China Merchants Bank Co., Ltd. - H Shares	110,005
48,500	China Overseas Land & Investment Ltd.	145,192
20,000	China Resources Gas Group Ltd.	84,895
17,700	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	102,743
198,000	Industrial and Commercial Bank of China Ltd. - H Shares	121,582
1,016	NetEase Inc. - ADR	91,125
15,500	Ping An Insurance Group Company of China Ltd. - H Shares	110,117
5,100	Shenzhou International	68,232
40,900	Suofeiya Home Collection - A Shares	123,822
11,994	Zhejiang Supor Cookware - A Shares	94,420
		1,335,134
	Hong Kong: 5.9%
34,500	BOC Hong Kong Holdings Ltd.	130,808
12,224	Link REIT/The	104,555
		235,363

	India: 2.9%
5,969	Tech Machindra LTD	117,878

	Malaysia: 3.2%
114,700	Public Bank Bhd	127,391

	Singapore: 9.2%
52,354	Ascendas Real Estate Investment Trust - REIT	113,179
74,200	CapitaLand Mall Trust - REIT	123,179
4,986	DBS Group Holdings Ltd.	131,810
		368,168
	South Korea: 4.9%
8,991	Hanon Systems	87,341
13,332	Korean Reinsurance Co	107,999
		195,340

Shares		Value ($)
	Taiwan: 17.8%
18,000	Catcher Technology Co., Ltd.	$90,833
14,000	Elite Material Co., Ltd.	126,139
29,517	Hon Hai Precision Industry Co., Ltd.	109,265
1,400	Largan Precision Co., Ltd.	92,160
8,000	Nien Made Enterprise Co., Ltd.	94,011
6,500	Novatek Microelectronics Corp.	96,813
991	Taiwan Semiconductor Manufacturing Co., Ltd.	103,322
		712,543

	Thailand: 3.1%
41,300	Tisco Financial Group PCL/Foreign	124,757

	United States: 6.9%
2,253	Aflac Inc.	145,071
846	QUALCOMM Inc.	129,286
		274,357

	Total Common Stocks (Cost $2,974,653)	3,963,071

	Total Investments (Cost $2,974,653): 99.1%	3,963,071
	Other Assets in Excess of Liabilities - 0.9%	37,686
	Net Assets: 100.0%	$4,000,757

ADR - American Depository Receipt

PCL - Public Company Limited

REIT - Real Estate Investment Trust